Deferred Revenue - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 26, 2022	Dec. 31, 2023	Dec. 31, 2022
Contract Liabilities [Line Items]
Funding received		$ 113,716	$ 115,007
Deferred revenue		147,383	$ 143,052
Director Share Unit (DSU)
Contract Liabilities [Line Items]
Units, replacement DSUs for acquisition (in shares)			233,676
Toroparu
Contract Liabilities [Line Items]
Commitment to provide funding		138,000
Funding that has been received		15,500
Marmato
Contract Liabilities [Line Items]
Commitment to provide funding		122,000
Funding received	$ 53,000
Deferred revenue		$ 63,383